Net Revenue - Summary of Disaggregation of Revenue from Contracts with Customers Based on Application Type (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,031,473.6
Communication [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	578,923.7
Industrial or standard [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	234,153.4
Computer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	144,614.1
Consumer [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 73,782.4